Revenue and Profit Deferrals	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
REVENUE AND PROFIT DEFERRALS
REVENUE AND PROFIT DEFERRALS

	As of December 31,
	2011	2010
In millions
Deferred revenue and profit for solar energy systems:
Short-term deposits on solar energy systems	$41.4	$8.8
Profit deferrals on solar energy system sales	138.0	63.2
Deferred subsidy revenue	19.4	11.8
Total solar energy system deferred revenue and profit	$198.8	$83.8
Semiconductor Materials and Solar Materials deferred revenue:
Short-term deferred revenue	$0.7	$—
Long-term deferred revenue	51.2	115.2
Total Semiconductor Materials and Solar Materials deferred revenue	$51.9	$115.2
Total deferred revenue and profit	$250.7	$199.0

Solar Energy Deferred Revenue
Our Solar Energy segment deferred revenue includes profit deferrals for performance guarantees on systems sold during 2011 and prior periods subject to real estate accounting, customer deposits received for solar energy systems under development or held for sale, and deferred incentive subsidies that will be amortized over the depreciable life of the system. Profit deferrals for performance guarantees include system production guarantees that generally expire within two years of the system sale date and system uptime guarantees that generally expire during the final years of the system service contract term, which can extend up to twenty years.
In addition to the deferred revenue above, SunEdison may receive upfront incentives or subsidies from various state governmental jurisdictions that are deferred and recognized on a straight-line basis over the depreciable life of the related solar energy system. During 2011, SunEdison received $8.4 million in upfront incentive payments and recognized $0.7 million as revenue.

Semiconductor and Solar Materials Deferred Revenue
In connection with our long-term solar wafer supply agreements executed during 2006 and subsequent amendments, we have received various equity instruments and other forms of additional consideration. In each case, we have recorded the estimated fair value of the additional consideration to long-term deferred revenue and will recognize the deferred revenue on a pro-rata basis as product is shipped over the life of the agreements. In addition, we have received upfront non-refundable customer deposits upon execution of certain take-or-pay contracts which are deferred and amortized against future purchases. These deposits will be recognized in earnings as we fulfill future customer purchase orders, for which the timing of such orders is not contractually fixed or specified.

On June 30, 2011, we resolved our long-term solar wafer supply agreement with Suntech. Under the terms of the supply agreement, which was originally signed in July 2006, MEMC was to supply solar wafers to Suntech over a 10-year period, with pre-determined pricing, on a take-or-pay basis beginning in January 2007. As part of the original supply agreement, Suntech advanced funds to MEMC in the form of a security deposit. As part of a separate agreement, MEMC also received a warrant to purchase up to a 4.99% equity stake in Suntech. Suntech agreed to fulfill its contractual take-or-pay commitment to MEMC for $120.0 million for product delivered and to be delivered by MEMC. The consideration was comprised of the retention by MEMC of $53.0 million of cash previously deposited by Suntech under the supply agreement and held by MEMC, and a commitment to pay a total of $67.0 million in four equal installments in July 2011, October 2011, January 2012 and April 2012. MEMC received the first three payments, and the collectability on the remaining balance is considered reasonably assured because Suntech has established an irrevocable letter of credit which has no drawing conditions other than the passage of time. MEMC has retained the Suntech warrant originally issued to MEMC in July 2006, which had a related unamortized balance recorded in deferred revenues of $56.4 million prior to the resolution of the long-term solar wafer supply agreement. These three components totaled $176.4 million, of which $149.4 million, $19.4 million and $6.9 million was recorded during the second, third and fourth quarter of 2011, respectively. The remaining $0.7 million was deferred as of December 31, 2011 will be recognized as revenue as we complete our remaining performance commitments scheduled to be completed by March 31, 2012. The retention of the deposit in satisfaction of the take-or-pay requirement has been classified as an operating cash inflow in the consolidated statement of cash flows.